Hawaiian Tax-Free Trust

Schedule of Investments

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (37.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (13.5%)
	City and County of Honolulu, Hawaii
$1,000,000	5.000%, 10/01/25 Series A	Aa2/NR/AA+	$1,022,260
5,055,000	5.000%, 10/01/26 Series A	Aa2/NR/AA+	5,152,562
1,735,000	5.000%, 10/01/29 Series A	Aa2/NR/AA+	1,767,618
1,300,000	5.000%, 10/01/35 Series A	Aa2/NR/AA+	1,321,086
1,000,000	5.000%, 10/01/36 Series A	Aa2/NR/AA+	1,015,610
2,095,000	5.000%, 10/01/27 Series C	Aa2/NR/AA+	2,134,386
4,510,000	5.000%, 10/01/28 Series C	Aa2/NR/AA+	4,594,247
1,820,000	5.000%, 09/01/29 Series 2017E	Aa2/NR/AA+	1,917,352
1,500,000	5.000%, 09/01/25 Series 2019A	Aa2/NR/AA+	1,531,110
1,060,000	5.000%, 09/01/26 Series 2019A	Aa2/NR/AA+	1,100,386
1,565,000	4.000%, 08/01/43 Series 2019C	Aa2/NR/AA+	1,568,772
500,000	4.000%, 09/01/36 Series 2020A	Aa2/NR/AA+	511,885
640,000	4.000%, 09/01/39 Series 2020A	Aa2/NR/AA+	648,813
500,000	4.000%, 09/01/40 Series 2020A	Aa2/NR/AA+	504,590
1,000,000	3.000%, 07/01/37 Series 2020C	Aa2/NR/AA+	905,470
1,000,000	4.000%, 07/01/39 Series 2020C	Aa2/NR/AA+	1,014,910
930,000	5.000%, 07/01/43 Series 2020C	Aa2/NR/AA+	991,706
175,000	5.000%, 07/01/33 Series 2020F	Aa2/NR/AA+	193,715
3,920,000	5.250%, 07/01/46 Series 2022B	Aa2/NR/AA+	4,347,123
5,155,000	5.000%, 07/01/47 Series 2022B	Aa2/NR/AA+	5,573,947
2,435,000	5.000%, 07/01/42 Series 2023A	NR/AA+/AA+	2,700,366
1,500,000	5.000%, 07/01/43 Series 2023A	NR/AA+/AA+	1,656,075
3,400,000	5.000%, 07/01/44 Series 2023A	NR/AA+/AA+	3,741,224
3,455,000	5.000%, 07/01/45 Series 2023A	NR/AA+/AA+	3,789,064
3,865,000	5.000%, 07/01/46 Series 2023A	NR/AA+/AA+	4,226,300
4,115,000	5.000%, 07/01/47 Series 2023A	NR/AA+/AA+	4,484,650
3,325,000	5.000%, 07/01/48 Series 2023A	NR/AA+/AA+	3,613,876
	Total City & County		62,029,103

	County (10.0%)
	County of Hawaii
1,000,000	5.000%, 09/01/30 Series 2016A	Aa2/AA+/NR	1,027,280
1,095,000	4.000%, 09/01/35 Series 2016 A	Aa2/AA+/NR	1,101,526
4,000,000	5.000%, 09/01/29 Series 2017A	Aa2/NR/AA+	4,189,120
2,000,000	4.000%, 09/01/28 Series 2017D	Aa2/NR/AA+	2,038,940
1,000,000	4.000%, 09/01/31 Series 2017D	Aa2/NR/AA+	1,016,180
1,050,000	5.000%, 09/01/25 Series 2020A	Aa2/AA+/AA+	1,071,168
2,000,000	5.000%, 09/01/29 Series 2020A	Aa2/AA+/AA+	2,183,660
2,250,000	5.000%, 09/01/31 Series 2020A	Aa2/AA+/AA+	2,496,983
1,000,000	5.000%, 09/01/37 Series 2020A	Aa2/AA+/AA+	1,103,560
4,570,000	5.000%, 09/01/41 Series 2023	NR/AA+/AA+	5,095,961

	County of Kauai, Hawaii
300,000	3.000%, 08/01/24 Series 2017	Aa2/NR/AA	299,676
295,000	5.000%, 08/01/25 Series 2017	Aa2/NR/AA	300,452
235,000	5.000%, 08/01/26 Series 2017	Aa2/NR/AA	243,444
285,000	5.000%, 08/01/28 Series 2017	Aa2/NR/AA	300,806
825,000	2.500%, 08/01/29 Series 2017	Aa2/NR/AA	787,182
385,000	5.000%, 08/01/30 Series 2017	Aa2/NR/AA	405,655
200,000	4.000%, 08/01/32 Series 2017	Aa2/NR/AA	203,142
200,000	5.000%, 08/01/37 Series 2017	Aa2/NR/AA	207,508

Hawaiian Tax-Free Trust

Schedule of Investments (continued)

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	County (continued)
	County of Maui, Hawaii
$4,000,000	5.000%, 09/01/30 Series 2018	Aa2/AA+/AA+	$4,291,160
1,200,000	5.000%, 03/01/40 Series 2020	Aa2/AA+/AA+	1,294,644
1,000,000	5.000%, 03/01/33 Series 2022	Aa2/AA+/AA+	1,134,370
925,000	5.000%, 03/01/34 Series 2022	Aa2/AA+/AA+	1,050,273
1,650,000	5.000%, 03/01/38 Series 2022	Aa2/AA+/AA+	1,837,556
3,885,000	5.000%, 03/01/39 Series 2022	Aa2/AA+/AA+	4,306,212
4,075,000	5.000%, 03/01/40 Series 2022	Aa2/AA+/AA+	4,491,017
1,350,000	5.000%, 03/01/41 Series 2022	Aa2/AA+/AA+	1,481,234
1,575,000	5.000%, 03/01/42 Series 2022	Aa2/AA+/AA+	1,722,326
	Total County		45,681,035

	State (13.7%)
	State of Hawaii
1,735,000	5.000%, 08/01/28 Series EO	NR/AA+/AA	1,737,030
1,475,000	5.000%, 08/01/29 Series EO	NR/AA+/AA	1,476,696
3,195,000	5.000%, 08/01/30 Series EO	Aa2/AA+/AA	3,198,610
5,000,000	5.000%, 08/01/24 Series EP	Aa2/AA+/AA	5,005,900
6,225,000	5.000%, 04/01/27 Series FB	Aa2/AA+/AA	6,393,760
2,255,000	4.000%, 04/01/29 Series FB	Aa2/AA+/AA	2,273,717
825,000	5.000%, 10/01/25 Series FH	Aa2/AA+/AA	843,472
6,460,000	4.000%, 10/01/30 Series FH	Aa2/AA+/AA	6,480,737
1,215,000	5.000%, 10/01/31 Series FN	Aa2/AA+/AA	1,277,415
10,100,000	5.000%, 01/01/29 Series FT	Aa2/AA+/AA	10,733,775
1,680,000	5.000%, 01/01/30 Series FT	Aa2/AA+/AA	1,781,942
4,100,000	5.000%, 01/01/33 Series FT	Aa2/AA+/AA	4,338,292
1,095,000	5.000%, 01/01/38 Series FT	Aa2/AA+/AA	1,154,951
4,000,000	4.000%, 01/01/25 Series FW	Aa2/AA+/AA	4,012,640
2,000,000	4.000%, 01/01/34 Series FW	Aa2/AA+/AA	2,048,360
3,000,000	5.000%, 01/01/37 Series FW	Aa2/AA+/AA	3,240,870
6,000,000	5.000%, 01/01/38 Series FW	Aa2/AA+/AA	6,467,580
400,000	5.000%, 01/01/39 Series FW	Aa2/AA+/AA	428,512
	Total State		62,894,259
	Total General Obligation Bonds		170,604,397

	Revenue Bonds (53.6%)
	Airport (4.6%)
	State of Hawaii Airport System Revenue
2,000,000	5.000%, 07/01/41 Series 2015A AMT	A1/AA-/AA-	2,010,260
3,000,000	5.000%, 07/01/45 Series 2015A AMT	A1/AA-/AA-	3,009,390
2,465,000	5.000%, 07/01/48 Series 2018A AMT	A1/AA-/AA-	2,508,877
10,000,000	5.000%, 07/01/51 Series 2022A AMT	A1/AA-/AA-	10,364,600

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
3,435,000	5.250%, 08/01/25 Series 2013	A2/A+/A+	3,443,725
	Total Airport		21,336,852

Hawaiian Tax-Free Trust

Schedule of Investments (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Education (5.5%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute)
$340,000	4.000%, 01/01/28 Series 2020	NR/BBB+/NR	$338,898
360,000	4.000%, 01/01/29 Series 2020	NR/BBB+/NR	358,690
540,000	4.000%, 01/01/32 Series 2020	NR/BBB+/NR	536,101
540,000	4.000%, 01/01/33 Series 2020	NR/BBB+/NR	534,427
435,000	3.000%, 01/01/34 Series 2020	NR/BBB+/NR	392,052
300,000	3.000%, 01/01/35 Series 2020	NR/BBB+/NR	267,099
280,000	3.000%, 01/01/36 Series 2020	NR/BBB+/NR	245,689

	University of Hawaii
1,250,000	4.000%, 10/01/24 Series 2015B	Aa3/NR/AA	1,251,000
1,125,000	5.000%, 10/01/25 Series 2015B	Aa3/NR/AA	1,147,410
1,065,000	5.000%, 10/01/26 Series 2015B	Aa3/NR/AA	1,083,851
4,635,000	5.000%, 10/01/29 Series 2015E	Aa3/NR/AA	4,781,605
3,825,000	5.000%, 10/01/31 Series 2015E	Aa3/NR/AA	3,943,460
1,000,000	5.000%, 10/01/25 Series 2017F	Aa3/NR/AA	1,019,920
1,335,000	5.000%, 10/01/29 Series 2017F	Aa3/NR/AA	1,408,265
2,080,000	5.000%, 10/01/30 Series 2017F	Aa3/NR/AA	2,197,083
2,690,000	5.000%, 10/01/31 Series 2017F	Aa3/NR/AA	2,844,594
655,000	5.000%, 10/01/34 Series 2017F	Aa3/NR/AA	693,023
2,000,000	4.000%, 10/01/33 Series 2020D	Aa3/NR/AA	2,059,700
	Total Education		25,102,867

	Housing (0.4%)
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments
1,825,000	3.750%, 01/01/31 Series 2012A FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,825,146

	Medical (10.4%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health)
1,645,000	5.000%, 07/01/24 Group A	A1/NR/AA-	1,645,000
1,890,000	5.000%, 07/01/25 Group A	A1/NR/AA-	1,916,989
1,745,000	5.000%, 07/01/29 Group A	A1/NR/AA-	1,873,362
1,975,000	5.000%, 07/01/31 Group A	A1/NR/AA-	2,167,543
2,675,000	5.000%, 07/01/37 Group B	A1/NR/AA-	2,981,689
2,855,000	5.000%, 07/01/32 Group B	A1/NR/AA-	3,167,623
10,000,000	5.500%, 07/01/52 Group C	A1/NR/AA-	10,879,700

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System)
3,120,000	5.000%, 07/01/25 Series 2015A	NR/AA-/AA	3,164,554
1,000,000	5.000%, 07/01/26 Series 2015A	NR/AA-/AA	1,013,820
2,400,000	5.000%, 07/01/27 Series 2015A	NR/AA-/AA	2,428,920
600,000	5.000%, 07/01/28 Series 2015A	NR/AA-/AA	607,284
15,520,000	5.000%, 07/01/35 Series 2015A	NR/AA-/AA	15,704,843
	Total Medical		47,551,327

Hawaiian Tax-Free Trust

Schedule of Investments (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (9.8%)
	State of Hawaii Harbor System
$ 1,000,000	4.000%, 07/01/33 Series 2020A AMT	Aa3/NR/AA-	$ 1,005,980
495,000	4.000%, 07/01/35 Series 2020A AMT	Aa3/NR/AA-	497,737
10,000,000	4.000%, 07/01/36 Series 2020A AMT	Aa3/NR/AA-	10,027,300
9,000,000	4.000%, 07/01/37 Series 2020A AMT	Aa3/NR/AA-	8,987,490
430,000	5.000%, 07/01/29 Series 2020C	Aa3/NR/AA-	466,159
200,000	4.000%, 07/01/34 Series 2020C	Aa3/NR/AA-	206,086
560,000	4.000%, 07/01/37 Series 2020C	Aa3/NR/AA-	570,058
875,000	4.000%, 07/01/38 Series 2020C	Aa3/NR/AA-	886,856

	State of Hawaii Highway Revenue
5,000,000	5.000%, 01/01/30 Series 2016A	Aa2/AA+/AA	5,149,450
4,500,000	4.000%, 01/01/31 Series 2016A	Aa2/AA+/AA	4,528,170
1,000,000	5.000%, 01/01/32 Series 2019A	Aa2/AA+/NR	1,081,070
1,010,000	5.000%, 01/01/35 Series 2021	Aa2/AA+/NR	1,121,908
2,800,000	5.000%, 01/01/37 Series 2021	Aa2/AA+/NR	3,099,628
3,000,000	5.000%, 01/01/39 Series 2021	Aa2/AA+/NR	3,290,130
3,580,000	5.000%, 01/01/41 Series 2021	Aa2/AA+/NR	3,894,002
	Total Transportation		44,812,024

	Utility (1.9%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.)
6,300,000	3.200%, 07/01/39 Series 2019	Ba3/NR/B+	4,116,294
7,000,000	3.500%, 10/01/49 Series 2019 AMT	Ba3/NR/B+	4,437,300
	Total Utility		8,553,594

	Water & Sewer (20.0%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System
1,890,000	4.000%, 07/01/37 Series 2020A	NR/AAA/AAA	1,932,147
35,000	4.000%, 07/01/39 Series 2021A	NR/AAA/AAA	35,880
760,000	5.000%, 07/01/40 Series 2023	NR/AAA/AAA	852,933
800,000	5.000%, 07/01/41 Series 2023	NR/AAA/AAA	890,688
885,000	5.000%, 07/01/43 Series 2023	NR/AAA/AAA	977,084
5,150,000	5.000%, 07/01/52 Series 2023	NR/AAA/AAA	5,552,061
7,500,000	5.250%, 07/01/49 Series 2024A Green Bond	NR/AAA/AAA	8,379,075

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution)
1,500,000	5.000%, 07/01/24 Senior Series 2015B	Aa2/NR/AA	1,500,000
2,095,000	5.000%, 07/01/25 Senior Series 2015B	Aa2/NR/AA	2,132,165
2,085,000	5.000%, 07/01/34 Senior Series 2016A	Aa2/NR/AA	2,149,781
635,000	5.000%, 07/01/35 Senior Series 2016B	Aa2/NR/AA	654,355
6,000,000	5.000%, 07/01/36 Senior Series 2018A	Aa2/NR/AA	6,355,260
770,000	5.000%, 07/01/44 Senior Series 2019A	Aa2/NR/AA	813,859

Hawaiian Tax-Free Trust

Schedule of Investments (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Green Bond
$4,000,000	5.000%, 07/01/47 Senior Series 2022A	Aa2/NR/AA	$ 4,362,520
17,500,000	5.250%, 07/01/51 Senior Series 2022A	Aa2/NR/AA	19,206,775
19,360,000	5.000%, 07/01/51 Senior Series 2022A	Aa2/NR/AA	20,848,203
10,000,000	5.250%, 07/01/53 Senior Series 2023	NR/AA+/AA	10,978,900

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25 Junior Series 2015A	Aa3/NR/AA-	4,070,160
	Total Water & Sewer		91,691,846

	Other (1.0%)
	Hawaii State Department of Hawaiian Home Lands
945,000	5.000%, 04/01/26 Series 2017	A1/NR/NR	971,592
905,000	5.000%, 04/01/29 Series 2017	A1/NR/NR	940,132
840,000	5.000%, 04/01/30 Series 2017	A1/NR/NR	870,374

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility)
330,000	5.000%, 11/01/24 Series 2017A	Aa3/NR/NR	331,475
145,000	5.000%, 11/01/25 Series 2017A	Aa3/NR/NR	148,071
1,115,000	5.000%, 11/01/27 Series 2017A	Aa3/NR/NR	1,177,685
	Total Other		4,439,329
	Total Revenue Bonds		245,312,985

	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (5.5%)††
	Pre-Refunded General Obligation Bonds (3.1%)
	State (3.1%)
	State of Hawaii
590,000	5.000%, 08/01/27 Series EO	NR/NR/NR*	590,625
265,000	5.000%, 08/01/28 Series EO	NR/NR/NR*	265,281
570,000	5.000%, 08/01/29 Series EO	NR/NR/NR*	570,604
5,280,000	5.000%, 08/01/25 Series EP	Aa2/AA+/AA	5,286,019
5,300,000	5.000%, 08/01/26 Series EP	Aa2/AA+/AA	5,306,042
2,070,000	5.000%, 10/01/30 Series ET	Aa2/AA+/AA	2,113,532
	Total Pre-Refunded General Obligation Bonds		14,132,103

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (2.4%)
	Water & Sewer (2.4%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System
700,000	5.000%, 07/01/24 Series 2014A ETM	Aa2/NR/AAA	700,000
1,795,000	5.000%, 07/01/26 Series 2014A	Aa2/NR/AAA	1,795,000
875,000	5.000%, 07/01/27 Series 2014A	Aa2/NR/AAA	875,000
1,750,000	5.000%, 07/01/28 Series 2014A	Aa2/NR/AAA	1,750,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution)
200,000	5.000%, 07/01/40 Senior Series 2015A	Aa2/NR/AA	203,448
2,150,000	5.000%, 07/01/30 Senior Series 2015B	Aa2/NR/AA	2,187,066
3,700,000	5.000%, 07/01/31 Senior Series 2015B	Aa2/NR/AA	3,763,788
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		11,274,302
	Total Pre-Refunded\ Escrowed to Maturity Bonds		25,406,405
	Total Municipal Bonds (cost $455,945,174)		441,323,787

Hawaiian Tax-Free Trust

Schedule of Investments (continued)

June 30, 2024

(unaudited)

Shares	Short-Term Investment (1.8%)	Ratings Moody's, S&P and Fitch	Value	(a)
8,080,070	Dreyfus Government Cash Management, Institutional Shares, 5.19%**(cost $8,080,070)	Aaa-mf/AAAm/NR	$ 8,080,070

	Total Investments (cost $464,025,244 - note b)	98.1%	449,403,857
	Other assets less liabilities	1.9	8,637,912
	Net Assets	100.0%	$458,041,769

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa-mf of Moody's or AAA and AAAm of S&P or AAA of Fitch	5.9%
Pre-Refunded\ ETM Bonds††	5.7
Aa of Moody's or AA of S&P or Fitch	84.5
A of Moody's or S&P or Fitch	1.4
BBB of S&P	0.6
Ba of Moody's	1.9
100.0%

PORTFOLIO ABBREVIATIONS
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHLMC - Federal Home Loan Mortgage Corp.
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $464,025,257 amounted to $14,621,400 which consisted of aggregate gross unrealized appreciation of $870,610 and aggregate gross unrealized depreciation of $15,492,010.
(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$8,080,070
Level 2 – Other Significant Observable Inputs- Municipal Bonds	441,323,787
Level 3 – Significant Unobservable Inputs	–
Total	$449,403,857
+See schedule of investments for a detailed listing of securities.